UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds A S S E T A L L O C A T I O N P O R T F O L I O S Annual Report December 31, 2003 Strategies designed to provide a complete investment program in a single investment and capitalize on the benefits of asset allocation.

Goldman Sachs Asset Allocation Portfolios GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO NOT FDIC-INSURED May Lose Value No Bank Guarantee

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

What Differentiates Goldman Sachs' Approach to Asset Allocation?

We believe that strong, consistent investment results through asset allocation are best achieved through teams of experts working together on a global scale:

- **Goldman Sachs' Quantitative Strategies Team** determines the strategic and quarterly tactical asset allocations. The team is comprised of 43 professionals with significant academic and practitioner experience and manages more than $40.1 billion in assets for institutional, high net worth and individual investors.
- **Goldman Sachs' Portfolio Management Teams** offer expert management of the mutual funds that are contained within each Asset Allocation Strategy. These same teams manage portfolios for institutional and high net worth investors.

EACH GOLDMAN SACHS ASSET ALLOCATION STRATEGY DELIVERS:

- Comprehensive investment strategies for any life stage
- Automatic diversification and risk management benefits
- Forward-looking, quarterly tactical reallocation
- Simplicity and efficiency

Goldman Sachs Asset Allocation Investment Process

1 DETERMINE LONG-TERM STRATEGIC BENCHMARK ASSET ALLOCATIONS

Quantitative Strategies Team

Each Asset Allocation Portfolio represents a diversified global portfolio on the efficient frontier. The Portfolios differ in their long-term objective, and therefore, their asset allocation mix. The long-term strategic asset allocation is the primary source of risk and the corresponding primary determinant of total return. It therefore represents an anchor, or neutral starting point, from which tactical asset allocation decisions are made.

2 MAKE QUARTERLY GLOBAL TACTICAL ASSET ALLOCATION DECISIONS

Quantitative Strategies Team

For each Portfolio, the strategic asset allocation is combined with a measured amount of tactical risk. Changing market conditions create opportunities to capitalize on investing in different countries and asset classes relative to others over time. Within each strategy, we will shift assets away from the strategic allocation (over and underweighting certain asset classes and countries) to seek to benefit from changing conditions in global capital markets on a quarterly basis.

Using proprietary portfolio construction models to maintain each Portfolio's original risk/return profile over time, the team makes six active decisions based on its current outlook on global equity, fixed income and currency markets.

■ Asset class timing	Are U.S. stocks, U.S. bonds or cash more attractive?
■ Regional equity selection	Are U.S. or non-U.S. equities more attractive?
■ Regional bond selection	Are U.S. or non-U.S. bonds more attractive?
■ U.S. equity style timing	Are U.S. value or U.S. growth equities more attractive?
■ U.S. equity size timing	Are U.S. large-cap or U.S. small-cap equities more attractive?
■ Equity country selection	Which international countries are most attractive?
■ High yield timing	Are high yield or core fixed income securities more attractive?
■ Emerging/Developed equity timing	Are emerging or developed equities more attractive?

3 MAKE SECURITY SELECTION DECISIONS

Mutual Fund Portfolio Management Teams

Each Portfolio is comprised of 6-11 underlying Goldman Sachs Funds managed by broad, deep portfolio management teams. In addition to global tactical asset allocation, we seek to generate excess returns through security selection *within* each underlying mutual fund. Whether in the equity or fixed income arenas, these portfolio management teams share a commitment to firsthand fundamental research and seek performance driven by successful security selection.

1

P E R F O R M A N C E O V E R V I E W Asset Allocation Portfolios Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs Asset Allocation Portfolios (individually, a “Portfolio,” and collectively, the “Portfolios”) during the one-year reporting period that ended December 31, 2003. Asset Allocation Overall, the various Portfolios invest in underlying funds that invest in a strategic mix of stocks, bonds, and cash equivalents. Every June, we reset our strategic benchmarks to reflect current market expectations and to bring the total equity portion of the various Portfolios in-line with our long-term target weights. During the rest of the year, we allow these strategic targets to shift with their respective market returns, but we continue to adjust our tactical allocations to reflect our views. Each quarter, the overall asset allocation is adjusted based on current market conditions and our economic and market forecasts. By reallocating the Portfolios on a quarterly basis, we seek to enhance performance over the long term. Regional and Sector Preferences Asset Class Selection — Our quantitative models favored a moderate overweight position in domestic stocks over domestic bonds, and stocks and bonds over cash during the first two quarters of 2003. We were positive on stocks due to strong growth prospects and a favorable inflationary environment. We remained bullish on bonds relative to cash primarily as a result of attractive valuation levels and moderate momentum. During the latter half of the year we were increasingly positive on stocks, primarily as a result of a favorable inflationary environment. At the same time, we were positive on bonds (versus cash, but not versus stocks) as a result of moderate momentum. Within our style allocation model, we were neutral on value stocks relative to growth stocks for the first quarter of 2003, as strong momentum was offset by expensive relative valuations. During the second quarter, we became positive on growth stocks relative to value stocks as poor momentum, less attractive relative valuations, and less supportive macroeconomic conditions tilted us away from value stocks. During the latter half of the year, however, we were positive on value stocks relative to growth stocks given favorable risk premium views and stable macroeconomic conditions. Within our size allocation model, we were bullish on small-cap stocks relative to large-cap stocks during the first and third quarters of the year given attractive relative valuations, strong momentum, and supportive macroeconomic conditions. We maintained a neutral position during the second quarter as attractive valuations were offset by poor market momentum. During the last quarter of 2003, we were slightly negative on small-cap stocks relative to large-cap stocks. This was primarily due to less supportive macroeconomic conditions and unattractive valuations. 2

P E R F O R M A N C E O V E R V I E W During the fourth quarter we also introduced two new timing models: high yield timing and emerging markets equity versus developed equity timing. We were bullish on high yield fixed income relative to core fixed income given strong momentum in the high yield market. At the same time, we were neutral on emerging markets equity relative to developed equity as moderate momentum was offset by less favorable credit conditions in emerging markets. Equities — We began 2003 favoring domestic equities over international equities primarily as a result of strong short-term momentum in U.S. stocks. Moreover, we expected to see the strengthening of the U.S. dollar versus the currencies of some of the larger global equity markets, including the euro, Swiss franc, and Japanese yen. While we favored U.S. equities relative to international equity when evaluated in the aggregate, we were also able to implement our country level views in the Goldman Sachs CORESM International Equity Fund. Among international equity markets, we were most favorable on Asia; particularly on Japan, Hong Kong, and Singapore, given attractive valuations, strong momentum, and — in the case of Japan — supportive macroeconomic conditions. European equities appeared less attractive due to poor short-term momentum and expensive long-term value. For the next three quarters we continued to favor U.S. equities over their international counterparts, in aggregate. We maintained a bullish view on the U.S. relative to other developed equity markets globally given strong momentum and supportive macroeconomic conditions. Among international equity markets, Asia, and particularly Hong Kong and Japan, remained among our favorite regions globally given attractive valuations, strong momentum, and supportive macroeconomic conditions. European equities continued to appear less attractive due to poor short-term momentum, expensive valuations, and less supportive macroeconomic conditions. Within Europe, our positive outlooks on Austria, Spain, Italy, and Germany were offset by our bearish outlooks on the Netherlands, UK, and France. Fixed Income — Throughout the reporting period, we remained bullish on domestic fixed income relative to international fixed income securities. The U.S. was among our favorite bond markets globally as a result of high risk premiums and attractive long-term value. Regionally, we were most favorable on continental Europe while we considered Japan and the UK among our least favorite bond markets globally. Continental Europe appeared attractive given good long-term value, high risk premiums, and strong momentum. We were negative on the UK given expensive valuations, low risk premiums, and less supportive macroeconomic conditions. Japan was among our least favorite bond markets globally, as it ranked unfavorably across our valuation, macroeconomic, and risk premium factors. In aggregate, we found international fixed income somewhat less attractive than U.S. fixed income throughout 2003. 3

P E R F O R M A N C E O V E R V I E W Performance The performance of the Portfolios is driven primarily by three factors: 1) strategic asset allocation policy, 2) underlying fund performance, and 3) asset allocation decisions. STRATEGIC ALLOCATIONS RETURN On an absolute basis, the Asset Allocation Portfolios’ strategic returns were positive for the one-year period ended December 31, 2003, driven primarily by strong returns in domestic and international equity markets during the second and fourth quarters. In general, the Portfolios generated positive returns proportional to their equity market exposure. UNDERLYING FUND EXCESS RETURN The second component of Portfolio performance is the contribution from the underlying funds. Overall, underlying fund security selection was mixed for 2003, with underlying domestic and international equity funds generally underperforming their benchmarks for the period and underlying fixed income funds typically outperforming their benchmarks. The net result of security selection was a negative contribution in the Portfolios with greater equity exposure. ASSET ALLOCATION DECISIONS RETURN The final component of Portfolio performance is derived from the Global Tactical Asset Allocation (GTAA) strategy. With the exception of the Aggressive Growth Portfolio, where we are unable to implement our stocks versus bonds decision given its 100% equity allocation, our asset allocation decisions were positive for the one-year period ended December 31, 2003, contributing approximately 100 basis points of excess return to overall Portfolio performance (contribution from GTAA to the Aggressive Growth Portfolio was approximately -65 basis points for the year). During the first quarter, the Portfolios were hurt by the overweight position in U.S. stocks over U.S. bonds but they benefited from an overweight position in U.S. equity relative to international equity, as U.S. stocks outperformed their international counterparts. In addition, the Portfolios were buoyed by an overweight position in U.S. fixed income as domestic bonds modestly outperformed international bond markets during the first quarter of 2003. During the second quarter, the Portfolios benefited from an overweight position in U.S. equity over U.S. bonds, as well as country selection within the CORE International Equity Fund but they were hurt by an overweight position in U.S. equity relative to international equity and an overweight position in U.S. fixed income relative to international bond markets. 4

P E R F O R M A N C E O V E R V I E W During the third quarter, the Portfolios benefited from an overweight position in U.S. equity over U.S. bonds, an overweight position in U.S. small-cap relative to U.S. large-cap, an overweight position in U.S. fixed income relative to international bond markets, and country selection within the CORE International Equity Fund. During the fourth quarter, despite negative returns due to an overweight position in U.S. equity relative to international equity, the Portfolios were positive for the quarter, buoyed by our bullish position in U.S. equity relative to U.S. bonds, as well as an overweight position in value stocks relative to growth stocks. Goldman Sachs Balanced Strategy Portfolio — During the one-year period ended December 31, 2003, the Portfolio’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns of 16.13%, 15.26%, 15.28%, 16.57%, and 15.98%, respectively. Goldman Sachs Growth and Income Strategy Portfolio — During the one-year period ended December 31, 2003, the Portfolio’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns of 24.55%, 23.53%, 23.60%, 25.12%, and 24.49%, respectively. Goldman Sachs Growth Strategy Portfolio — During the one-year period ended December 31, 2003, the Portfolio’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns of 30.96%, 29.87%, 29.88%, 31.30%, and 30.85%, respectively. Goldman Sachs Aggressive Growth Strategy Portfolio — During the one-year period ended December 31, 2003, the Portfolio’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns of 35.02%, 34.12%, 34.05%, 35.51%, and 34.97%, respectively. We hope this summary has been helpful to you in your understanding of how we manage the Portfolios. We thank you for the confidence you have placed in us and we look forward to your continued support. Goldman Sachs Quantitative Strategies Group January 15, 2004 5

FUND BASICS

Balanced Strategy

as of December 31, 2003

Assets Under Management

$106.9 Million

NASDAQ SYMBOLS

Share Class	Symbol
Class A Shares	GIPAX
Class B Shares	GIPBX
Class C Shares	GIPCX
Institutional Shares	GIPIX
Service Shares	GIPSX

PERFORMANCE REVIEW

January 1, 2003–December 31, 2003	Portfolio Total Return (based on NAV)[1]
Class A	16.13%
Class B	15.26
Class C	15.28
Institutional	16.57
Service	15.98

[1] The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED TOTAL RETURNS[2]

For the period ended December 31, 2003	Class A	Class B	Class C	Institutional	Service
One Year	9.79%	10.17%	14.26%	16.57%	15.98%
Five Years	2.47	2.44	2.85	4.04	3.54
Since Inception (1/2/98)	3.12	3.16	3.34	4.52	4.00

[2] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Goldman Sachs Balanced Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the price fluctuations of government securities in response to interest rates, the volatility of investments in the stock market, and the currency and political risks of non-U.S. securities.

COMPOSITION[3]

For the investor seeking current income and long-term capital appreciation. Approximately half of the Portfolio is invested in domestic fixed income funds which seek to provide income, with the remaining balance in domestic and international stock funds and an allocation to a global bond fund. The balance in equities is intended to add diversification and may enhance returns, but will also add some volatility to the Portfolio.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS



- 38.8% Short Duration Government Fund
- 4.5% High Yield Fund
- 14.7% Global Income Fund
- 9.1% CORE℠ Large Cap Value Fund
- 9.5% CORE℠ Large Cap Growth Fund
- 2.8% CORE℠ Small Cap Equity Fund
- 17.5% CORE℠ International Equity Fund
- 3.1% Real Estate Securities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)



- 42.1% Short Duration Government Fund
- 7.0% High Yield Fund
- 4.0% Global Income Fund
- 15.3% CORE℠ Large Cap Value Fund
- 10.7% CORE℠ Large Cap Growth Fund
- 2.8% CORE℠ Small Cap Equity Fund
- 15.0% CORE℠ International Equity Fund
- 3.1% Real Estate Securities Fund

[3] As of 10/1/03. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

6

FUND BASICS

Growth and Income Strategy

as of December 31, 2003

Assets Under Management

$286.8 Million

NASDAQ SYMBOLS

Class A Shares

GOIAX

Class B Shares

GOIBX

Class C Shares

GOICX

Institutional Shares

GOIIX

Service Shares

GOISX

PERFORMANCE REVIEW

January 1, 2003–December 31, 2003	Portfolio Total Return (based on NAV)[1]
Class A	24.55%
Class B	23.53
Class C	23.60
Institutional	25.12
Service	24.49

[1] The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED TOTAL RETURNS[2]

For the period ended December 31, 2003	Class A	Class B	Class C	Institutional	Service
One Year	17.67%	18.43%	22.58%	25.12%	24.49%
Five Years	2.01	1.97	2.37	3.60	3.06
Since Inception (1/2/98)	2.75	2.78	2.94	4.15	3.62

[2] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Goldman Sachs Growth and Income Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the price fluctuations of fixed income securities in response to interest rates, the credit risk and volatility of high yield bonds, and the volatility of non-U.S. stocks and bonds and U.S. stocks.

COMPOSITION[3]

For the investor who seeks long-term capital appreciation and current income. Under normal circumstances, assets are allocated approximately 40% among fixed income funds, which are intended to provide the income component, and approximately 60% among equity funds, which are intended to provide the capital appreciation component.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS



- 2.4% Short Duration Government Fund
- 14.1% Core Fixed Income Fund
- 2.4% High Yield Fund
- 16.3% Global Income Fund
- 2.4% Emerging Markets Debt Fund
- 13.0% CORE℠ Large Cap Value Fund
- 13.4% CORE℠ Large Cap Growth Fund
- 3.3% CORE℠ Small Cap Equity Fund
- 25.1% CORE℠ International Equity Fund
- 4.4% Emerging Markets Equity Fund
- 3.1% Real Estate Securities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)



- 2.4% Short Duration Government Fund
- 17.6% Core Fixed Income Fund
- 4.4% High Yield Fund
- 6.0% Global Income Fund
- 2.4% Emerging Markets Debt Fund
- 20.3% CORE℠ Large Cap Value Fund
- 15.0% CORE℠ Large Cap Growth Fund
- 3.3% CORE℠ Small Cap Equity Fund
- 21.1% CORE℠ International Equity Fund
- 4.4% Emerging Markets Equity Fund
- 3.1% Real Estate Securities Fund

[3] As of 10/1/03. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

7

FUND BASICS

Growth Strategy

as of December 31, 2003

Assets Under Management

$221.6 Million

NASDAQ SYMBOLS

Class A Shares

GGSAX

Class B Shares

GGSBX

Class C Shares

GGSCX

Institutional Shares

GGSIX

Service Shares

GGSSX

PERFORMANCE REVIEW

January 1, 2003–December 31, 2003	Portfolio Total Return (based on NAV)[1]
Class A	30.96%
Class B	29.87
Class C	29.88
Institutional	31.30
Service	30.85

[1] The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED TOTAL RETURNS[2]

For the period ended December 31, 2003	Class A	Class B	Class C	Institutional	Service
One Year	23.76%	24.83%	28.87%	31.30%	30.85%
Five Years	0.97	0.94	1.35	2.53	2.02
Since Inception (1/2/98)	1.57	1.62	1.78	2.92	2.42

[2] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Goldman Sachs Growth Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the volatility of U.S. and non-U.S. equity investments, the political and currency risks of non-U.S. securities, and the credit risks and volatility of high yield bonds.

COMPOSITION[3]

For the investor seeking long-term capital appreciation and, secondarily, current income. Approximately 80% of the assets are allocated among equity funds, with a blend of domestic large-cap, small-cap and international exposure to seek capital appreciation. The bond fund allocation is intended to provide diversification.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS


6.9% Core Fixed Income Fund
2.4% High Yield Fund
6.9% Global Income Fund
2.4% Emerging Markets Debt Fund
17.6% CORE℠ Large Cap Value Fund
18.3% CORE℠ Large Cap Growth Fund
4.3% CORE℠ Small Cap Equity Fund
32.3% CORE℠ International Equity Fund
6.0% Emerging Markets Equity Fund
3.0% Real Estate Securities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)


6.4% Core Fixed Income Fund
4.4% High Yield Fund
0.0% Global Income Fund
2.4% Emerging Markets Debt Fund
25.7% CORE℠ Large Cap Value Fund
20.5% CORE℠ Large Cap Growth Fund
3.9% CORE℠ Small Cap Equity Fund
27.8% CORE℠ International Equity Fund
6.0% Emerging Markets Equity Fund
3.0% Real Estate Securities Fund

[3] As of 10/1/03. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

8

Aggressive Growth Strategy as of December 31, 2003 F U N D B A S I C S Assets Under Management $112.7 Million N A S D A Q S Y M B O L S Class A Shares GAPAX Class B Shares GAPBX Class C Shares GAXCX Institutional Shares GAPIX Service Shares GAPSX P E R F O R M A N C E R E V I E W January 1, 2003–December 31, 2003 Portfolio Total Return (based on NAV)1 Class A 35.02% Class B 34.12 Class C 34.05 Institutional 35.51 Service 34.97 1The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable salescharges. S T A N D A R D I Z E D T O T A L R E T U R N S 2 For the period ended December 31, 2003 Class A Class B Class C Institutional Service
One Year 27.58% 29.12% 33.05% 35.51% 34.97% Five Years 0.42 0.40 0.82 1.93 1.45 Since Inception (1/2/98) 0.77 0.82 1.02 2.08 1.63 2The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The Goldman Sachs Aggressive Growth Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the volatility of U.S. and non-U.S. equity investments and the political and currency risks of non-U.S. securities, which are particularly significant regarding equities of issuers located in emerging countries. C O M P O S I T I O N 3 For the investor seeking long-term capital appreciation. Under normal circumstances, all assets are allocated among equity funds with a greater focus on small- cap and international investments relative to the other portfolios. 3As of 10/1/03. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

 GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Performance Summary
December 31, 2003

The following graph shows the value, as of December 31, 2003, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers High Yield Bond Index and Two-Year U.S. Treasury Security (“Two-Year T-Bill”)) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads. In addition to the investment adviser’s decisions regarding Underlying Fund selection and allocations among them, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

Goldman Sachs Balanced Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 2003(a).

Average Annual Total Return through December 31, 2003	Since Inception(b)	Five Years	One Year

Class A
Excluding sales charges	4.09%	3.64%	16.13%
Including sales charges	3.12%	2.47%	9.79%

Class B
Excluding contingent deferred sales charges	3.33%	2.85%	15.26%
Including contingent deferred sales charges	3.16%	2.44%	10.17%

Class C
Excluding contingent deferred sales charges	3.34%	2.85%	15.28%
Including contingent deferred sales charges	3.34%	2.85%	14.26%

Institutional Class	4.52%	4.04%	16.57%

Service Class	4.00%	3.54%	15.98%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Performance Summary
December 31, 2003

The following graph shows the value, as of December 31, 2003, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers High Yield Bond Index, Lehman Brothers Aggregate Bond Index and Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads. In addition to the investment adviser’s decisions regarding Underlying Fund selection and allocations among them, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

Goldman Sachs Growth and Income Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 2003(a).

Average Annual Total Return through December 31, 2003	Since Inception(b)	Five Years	One Year

Class A
Excluding sales charges	3.72%	3.17%	24.55%
Including sales charges	2.75%	2.01%	17.67%

Class B
Excluding contingent deferred sales charges	2.95%	2.39%	23.53%
Including contingent deferred sales charges	2.78%	1.97%	18.43%

Class C
Excluding contingent deferred sales charges	2.94%	2.37%	23.60%
Including contingent deferred sales charges	2.94%	2.37%	22.58%

Institutional Class	4.15%	3.60%	25.12%

Service Class	3.62%	3.06%	24.49%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Investments
December 31, 2003

GOLDMAN SACHS
BALANCED STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 101.3%

Equity – 50.3%
1,903,630	Goldman Sachs CORE International Equity Fund – 16.6%	$17,760,864
1,648,116	Goldman Sachs CORE Large Cap Value Fund – 16.3%	17,470,031
1,040,676	Goldman Sachs CORE Large Cap Growth Fund – 11.2%	12,009,399
254,724	Goldman Sachs Real Estate Securities Fund – 3.4%	3,571,235
235,750	Goldman Sachs CORE Small Cap Equity Fund – 2.8%	2,982,232

		$53,793,761

Fixed Income – 51.0%
4,304,181	Goldman Sachs Short Duration Government Fund – 40.1%	$42,912,684
943,571	Goldman Sachs High Yield Fund – 7.0%	7,520,261
296,619	Goldman Sachs Global Income Fund – 3.9%	4,120,033

		$54,552,978

TOTAL INVESTMENTS
(Cost $98,711,527)		$108,346,739

GOLDMAN SACHS
GROWTH AND INCOME STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.1%

Equity – 69.3%
6,896,740	Goldman Sachs CORE International Equity Fund – 22.4%	$64,346,588
5,655,917	Goldman Sachs CORE Large Cap Value Fund – 20.9%	59,952,717
3,726,731	Goldman Sachs CORE Large Cap Growth Fund – 15.0%	43,006,480
1,202,215	Goldman Sachs Emerging Markets Equity Fund – 4.6%	13,044,036
731,131	Goldman Sachs CORE Small Cap Equity Fund – 3.2%	9,248,808
646,078	Goldman Sachs Real Estate Securities Fund – 3.2%	9,058,013

		$198,656,642

Fixed Income – 30.8%
4,664,423	Goldman Sachs Core Fixed Income Fund – 16.4%	$47,064,027
1,162,706	Goldman Sachs Global Income Fund – 5.6%	16,149,987
1,549,669	Goldman Sachs High Yield Fund – 4.3%	12,350,865
631,066	Goldman Sachs Emerging Markets Debt Fund – 2.3%	6,645,122
632,036	Goldman Sachs Short Duration Government Fund – 2.2%	6,301,400

		$88,511,401

TOTAL INVESTMENTS
(Cost $257,699,243)		$287,168,043

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the Underlying Mutual Funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

12     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Performance Summary
December 31, 2003

The following graph shows the value, as of December 31, 2003, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index, Russell 2000 Index and Morgan Stanley Capital International Emerging Markets Free (“MSCI EMF”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads. In addition to the investment adviser’s decisions regarding Underlying Fund selection and allocations among them, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

Goldman Sachs Growth Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 2003(a).

Average Annual Total Return through December 31, 2003	Since Inception(b)	Five Years	One Year

Class A
Excluding sales charges	2.53%	2.12%	30.96%
Including sales charges	1.57%	0.97%	23.76%

Class B
Excluding contingent deferred sales charges	1.78%	1.35%	29.87%
Including contingent deferred sales charges	1.62%	0.94%	24.83%

Class C
Excluding contingent deferred sales charges	1.78%	1.35%	29.88%
Including contingent deferred sales charges	1.78%	1.35%	28.87%

Institutional Class	2.92%	2.53%	31.30%

Service Class	2.42%	2.02%	30.85%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All Classes commenced operations on January 2, 1998.

 GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Performance Summary
December 31, 2003

The following graph shows the value, as of December 31, 2003, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index, Russell 2000 Index and Morgan Stanley Capital International Emerging Markets Free (“MSCI EMF”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads. In addition to the investment adviser’s decisions regarding Underlying Fund selection and allocations among them, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

Goldman Sachs Aggressive Growth Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to December 31, 2003(a).

Average Annual Total Return through December 31, 2003	Since Inception(b)	Five Years	One Year

Class A
Excluding sales charges	1.73%	1.56%	35.02%
Including sales charges	0.77%	0.42%	27.58%

Class B
Excluding contingent deferred sales charges	0.99%	0.80%	34.12%
Including contingent deferred sales charges	0.82%	0.40%	29.12%

Class C
Excluding contingent deferred sales charges	1.02%	0.82%	34.05%
Including contingent deferred sales charges	1.02%	0.82%	33.05%

Institutional Class	2.08%	1.93%	35.51%

Service Class	1.63%	1.45%	34.97%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Investments
December 31, 2003

GOLDMAN SACHS
GROWTH STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.3%

Equity – 88.0%
6,900,415	Goldman Sachs CORE International Equity Fund – 29.1%	$64,380,872
5,417,338	Goldman Sachs CORE Large Cap Value Fund – 25.9%	57,423,779
3,880,747	Goldman Sachs CORE Large Cap Growth Fund – 20.2%	44,783,818
1,229,025	Goldman Sachs Emerging Markets Equity Fund – 6.0%	13,334,924
653,380	Goldman Sachs CORE Small Cap Equity Fund – 3.7%	8,265,254
480,309	Goldman Sachs Real Estate Securities Fund – 3.1%	6,733,938

		$194,922,585

Fixed Income – 12.3%
1,297,899	Goldman Sachs Core Fixed Income Fund – 5.9%	$13,095,803
1,163,141	Goldman Sachs High Yield Fund – 4.2%	9,270,230
470,809	Goldman Sachs Emerging Markets Debt Fund – 2.2%	4,957,623
34	Goldman Sachs Global Income Fund – 0.0%	476

		$27,324,132

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)
(Cost $196,769,477)		$222,246,717

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreements – 0.0%

Joint Repurchase Agreement Account II^
$100,000	0.99%	01/02/2004	$100,000
Maturity Value: $100,005

TOTAL REPURCHASE AGREEMENTS
(Cost $100,000)			$100,000

TOTAL INVESTMENTS
(Cost $196,869,477)			$222,346,717

GOLDMAN SACHS
AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.7%

Equity – 100.7%
4,071,747	Goldman Sachs CORE International Equity Fund – 33.7%	$37,989,404
3,068,867	Goldman Sachs CORE Large Cap Value Fund – 28.9%	32,529,991
2,170,903	Goldman Sachs CORE Large Cap Growth Fund – 22.2%	25,052,217
830,845	Goldman Sachs Emerging Markets Equity Fund – 8.0%	9,014,664
478,120	Goldman Sachs CORE Small Cap Equity Fund – 5.4%	6,048,222
198,504	Goldman Sachs Real Estate Securities Fund – 2.5%	2,783,027

		$113,417,525

TOTAL INVESTMENTS
(Cost $97,578,614)		$113,417,525

^	Joint repurchase agreement was entered into on December 31, 2003.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.      15

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Assets and Liabilities
December 31, 2003

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

Assets:

Investment in securities, at value (identified cost $98,711,527, $257,699,243, $196,869,477 and $97,578,614, respectively)	$108,346,739	$287,168,043	$222,346,717	$113,417,525
Cash	2,442	52,374	50,578	—
Receivables:
Dividends and interest	343,677	940,087	134,916	—
Capital gains distributions from Underlying Funds	—	1,588,572	451,454	—
Fund shares sold	372,239	863,226	624,776	575,513
Reimbursement from adviser	37,024	37,421	38,809	35,188
Other assets	2,188	5,484	4,254	3,431

Total assets	109,104,309	290,655,207	223,651,504	114,031,657

Liabilities:

Payables:
Investment securities purchased	346,541	2,582,830	736,990	—
Fund shares repurchased	1,703,207	974,183	1,062,259	1,213,277
Amounts owed to affiliates	68,453	222,060	180,141	87,296
Accrued expenses and other liabilities	47,568	50,825	48,904	47,093

Total liabilities	2,165,769	3,829,898	2,028,294	1,347,666

Net Assets:

Paid-in capital	106,888,448	300,780,001	238,636,343	120,539,048
Accumulated undistributed net investment income	74,155	155,320	89,483	12,043
Accumulated net realized loss on investment transactions	(9,659,275)	(43,578,812)	(42,579,856)	(23,706,011)
Net unrealized gain on investments	9,635,212	29,468,800	25,477,240	15,838,911

NET ASSETS	$106,938,540	$286,825,309	$221,623,210	$112,683,991

Net asset value, offering and redemption price per share:(a)
Class A	$10.00	$10.17	$10.22	$10.36
Class B	$10.00	$10.15	$10.23	$10.18
Class C	$10.01	$10.14	$10.21	$10.17
Institutional	$10.00	$10.19	$10.21	$10.43
Service	$10.01	$10.15	$10.18	$10.32

Shares outstanding:
Class A	3,337,608	13,221,443	8,742,030	5,027,225
Class B	2,362,288	7,251,326	6,551,143	2,443,789
Class C	1,751,647	6,492,708	5,399,713	3,020,219
Institutional	3,068,579	1,073,882	856,434	467,792
Service	172,195	195,622	133,436	12,625

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	10,692,317	28,234,981	21,682,756	10,971,650

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Balanced Strategy, Growth and Income Strategy, Growth Strategy and Aggressive Growth Strategy Portfolios is $10.58, $10.76, $10.81 and $10.96, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

16     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Operations
For the Year Ended December 31, 2003

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:

Income distributions from Underlying Funds	$3,039,012	$7,110,944	$3,475,841	$1,031,084

Expenses:

Management fees	345,689	851,877	641,899	328,335
Distribution and Service fees(a)	445,489	1,503,603	1,213,101	565,020
Transfer Agent fees(a)	138,796	450,274	340,824	171,807
Registration fees	61,347	67,520	66,145	53,909
Custodian and Accounting fees	48,422	49,509	44,610	47,827
Professional fees	37,969	37,969	37,969	37,969
Printing fees	25,595	25,595	25,595	25,595
Trustee fees	13,507	13,507	13,507	13,507
Service Share fees	8,020	8,788	5,389	670
Other	41,241	43,670	44,393	40,587

Total expenses	1,166,075	3,052,312	2,433,432	1,285,226

Less — expense reductions	(419,914)	(711,946)	(588,252)	(400,362)

Net expenses	746,161	2,340,366	1,845,180	884,864

NET INVESTMENT INCOME	2,292,851	4,770,578	1,630,661	146,220

Realized and unrealized gain (loss):

Capital gain distributions from Underlying Funds	194,201	2,163,805	948,357	339,865
Net realized loss from investment transactions	(1,105,842)	(7,572,119)	(8,675,729)	(5,776,370)
Net change in unrealized gain on investments	13,694,821	54,609,484	56,329,229	34,248,165

Net realized and unrealized gain	12,783,180	49,201,170	48,601,857	28,811,660

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,076,031	$53,971,748	$50,232,518	$28,957,880

(a)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Balanced Strategy	$72,145	$223,202	$150,142	$54,830	$42,408	$28,527	$12,389	$642

Growth and Income Strategy	283,057	667,606	552,940	215,123	126,845	105,059	2,543	704

Growth Strategy	189,998	583,028	440,075	144,398	110,775	83,614	1,605	432

Aggressive Growth Strategy	110,065	214,553	240,402	83,650	40,765	45,676	1,662	54

The accompanying notes are an integral part of these financial statements.      17

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Year Ended December 31, 2003

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

From operations:

Net investment income	$2,292,851	$4,770,578	$1,630,661	$146,220
Net realized loss from investment transactions, including capital gain distributions from Underlying Funds	(911,641)	(5,408,314)	(7,727,372)	(5,436,505)
Net change in unrealized gain on investments	13,694,821	54,609,484	56,329,229	34,248,165

Net increase in net assets resulting from operations	15,076,031	53,971,748	50,232,518	28,957,880

Distributions to shareholders:

From net investment income
Class A Shares	(761,297)	(3,240,891)	(1,188,805)	(316,586)
Class B Shares	(398,286)	(1,357,840)	(436,729)	—
Class C Shares	(280,413)	(1,190,667)	(396,167)	(13,473)
Institutional Shares	(889,236)	(247,496)	(144,305)	(44,598)
Service Shares	(38,982)	(48,469)	(16,372)	(574)

Total distributions to shareholders	(2,368,214)	(6,085,363)	(2,182,378)	(375,231)

From share transactions:

Net proceeds from sales of shares	32,503,972	63,948,375	52,111,392	24,387,510
Reinvestment of dividends and distributions	2,198,718	5,648,084	2,057,919	367,619
Cost of shares repurchased	(29,513,524)	(60,118,675)	(53,870,946)	(25,798,819)

Net increase (decrease) in net assets resulting from share transactions	5,189,166	9,477,784	298,365	(1,043,690)

TOTAL INCREASE	17,896,983	57,364,169	48,348,505	27,538,959

Net assets:

Beginning of year	89,041,557	229,461,140	173,274,705	85,145,032

End of year	$106,938,540	$286,825,309	$221,623,210	$112,683,991

Accumulated undistributed net investment income	$74,155	$155,320	$89,483	$12,043

18     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Year Ended December 31, 2002

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio
From operations:

Net investment income (loss)	$2,203,442	$4,575,819	$1,680,174	$(153,417)
Net realized loss from investment transactions	(4,147,880)	(19,261,160)	(19,415,834)	(8,880,280)
Net change in unrealized loss on investments	(1,925,301)	(8,599,967)	(12,592,519)	(8,317,533)

Net decrease in net assets resulting from operations	(3,869,739)	(23,285,308)	(30,328,179)	(17,351,230)

Distributions to shareholders:

From net investment income
Class A Shares	(687,185)	(2,640,063)	(1,074,857)	—
Class B Shares	(443,080)	(1,136,586)	(334,279)	—
Class C Shares	(272,323)	(839,635)	(271,897)	—
Institutional Shares	(775,783)	(129,249)	(69,027)	—
Service Shares	(32,644)	(37,032)	(13,820)	—

Total distributions to shareholders	(2,211,015)	(4,782,565)	(1,763,880)	—

From share transactions:

Net proceeds from sales of shares	45,890,908	60,059,293	33,887,240	23,773,536
Reinvestment of dividends and distributions	2,020,143	4,351,253	1,588,213	—
Cost of shares repurchased	(34,500,060)	(100,098,348)	(66,249,593)	(32,901,605)

Net increase (decrease) in net assets resulting from share transactions	13,410,991	(35,687,802)	(30,774,140)	(9,128,069)

TOTAL INCREASE (DECREASE)	7,330,237	(63,755,675)	(62,866,199)	(26,479,299)

Net assets:

Beginning of year	81,711,320	293,216,815	236,140,904	111,624,331

End of year	$89,041,557	$229,461,140	$173,274,705	$85,145,032

Accumulated undistributed net investment income	$38,085	$105,141	$55,325	$29,420

The accompanying notes are an integral part of these financial statements.      19

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
December 31, 2003

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes Goldman Sachs Balanced Strategy Portfolio (“Balanced Strategy”), Goldman Sachs Growth and Income Strategy Portfolio (“Growth and Income Strategy”), Goldman Sachs Growth Strategy Portfolio (“Growth Strategy”) and Goldman Sachs Aggressive Growth Strategy Portfolio (“Aggressive Growth Strategy”), collectively, the “Portfolios” or, individually, a “Portfolio.” Each Portfolio is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Each Portfolio invests in a combination of Underlying Funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”), a subsidiary of The Goldman Sachs Group, Inc., and Goldman Sachs Asset Management International (“GSAMI”), an affiliate of Goldman, Sachs & Co., (“Goldman Sachs”), act as investment advisers. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

B. Securities Transactions and Investment Income — Purchases and sales of the Underlying Funds are recorded as of the trade date. Realized gains and losses on sales of the Underlying Funds are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Portfolios based upon the relative proportion of net assets of each class.

C. Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Capital Gains
	Income Distribution		Distribution

Portfolio	Declared	Paid	Declared	Paid

Balanced Strategy	Quarterly	Quarterly	Annually	Annually

Growth and Income Strategy	Quarterly	Quarterly	Annually	Annually

Growth Strategy	Annually	Annually	Annually	Annually

Aggressive Growth Strategy	Annually	Annually	Annually	Annually

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Taxes — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

E. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on a straight-line or pro rata basis depending upon the nature of the expense. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

     Class A, Class B and Class C shareholders of the Portfolios bear all expenses and fees relating to their respective Distribution and Service plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration plans. Each class of shares of the Portfolios separately bears its respective class-specific transfer agency fees.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at each Portfolio’s custodian or designated sub-custodian under triparty repurchase agreements.

3. AGREEMENTS

Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed Goldman Sachs Asset Management, L.P. (“GSAM”) effective at the end of April 2003 and assumed Goldman Sachs’ investment advisory responsibilities under its Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. The fees payable under the Agreement, and the personnel who managed the Portfolios, did not change as a result of GSAM’s assumption of responsibilities. Under the Agreement, GSAM manages the Portfolios subject to the general supervision of the Trust’s Board of Trustees.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)

December 31, 2003

3. AGREEMENTS (continued)

     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”), computed daily and payable monthly, at an annual percentage rate equal to 0.35% of the average daily net assets of each Portfolio.
     For the year ended December 31, 2003, GSAM has voluntarily agreed to waive a portion of the Management Fee equal annually to 0.20% of each Portfolio’s average daily net assets. GSAM may discontinue or modify this waiver in the future at its discretion.
     Additionally, GSAM has voluntarily agreed to limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation, service share fees, indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis 0.00% (rounded) of the average daily net assets of each Portfolio.
     For the year ended December 31, 2003, GSAM waived and reimbursed certain expenses as follows (in thousands):

	Management	Other Expense
Portfolio	Fee Waivers	Reimbursement	Total

Balanced Strategy	$198	$222	$420

Growth and Income Strategy	487	225	712

Growth Strategy	367	221	588

Aggressive Growth Strategy	187	213	400

     Goldman Sachs serves as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the year ended December 31, 2003, Goldman Sachs advised the Portfolios that it retained approximately the following amounts:

		Contingent Deferred Sales Charge
	Sales Load
Portfolio	Class A	Class B	Class C

Balanced Strategy	$31,400	$300	$—

Growth and Income Strategy	58,700	—	—

Growth Strategy	31,100	300	100

Aggressive Growth Strategy	10,500	600	300

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

3. AGREEMENTS (continued)

     The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75% of each Portfolio’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to receive a separate fee from each Portfolio for personal and account maintenance services equal to, on an annual basis, 0.25% of each Portfolio’s average daily net assets attributable to Class B and Class C Shares.
     The Trust, on behalf of each Portfolio, has adopted a Service Plan and Shareholder Administration Plan. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to, on an annual basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
     Goldman Sachs also serves as Transfer Agent to the Portfolios for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of average daily net assets for Class A, Class B and Class C Shares and 0.04% of average daily net assets for Institutional and Service Shares.
     At December 31, 2003, the amounts owed to affiliates were as follows (in thousands):

	Management	Transfer	Distribution and
Portfolio	Fees	Agent Fees	Service Fees	Total

Balanced Strategy	$13	$13	$42	$68

Growth and Income Strategy	36	43	143	222

Growth Strategy	27	34	119	180

Aggressive Growth Strategy	14	17	56	87

4. PORTFOLIO SECURITY TRANSACTIONS

The cost of purchases and proceeds of sales of the Underlying Funds for the year ended December 31, 2003, were as follows:

Portfolio	Purchases	Sales

Balanced Strategy	$48,082,328	$40,426,992

Growth and Income Strategy	102,931,967	92,916,792

Growth Strategy	84,446,194	83,663,058

Aggressive Growth Strategy	33,277,335	33,715,679

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
December 31, 2003

5. LINE OF CREDIT FACILITY

The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This facility also requires a fee to be paid by the Portfolios based on the amount of the commitment, which has not been utilized. During the year ended December 31, 2003, the Portfolios did not have any borrowings under this facility.

6. JOINT REPURCHASE AGREEMENT ACCOUNT

The Portfolios, together with other registered investment companies having management agreements with GSAM and GSAMI or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
     At December 31, 2003, Growth Strategy Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $100,000 in principal amount. At December 31, 2003, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$150,000,000	0.98%	01/02/2004	$150,008,167

Banc of America Securities LLC	500,000,000	1.01	01/02/2004	500,028,056

Barclays Capital PLC	200,000,000	1.00	01/02/2004	200,011,111

Deutsche Bank Securities, Inc.	500,000,000	0.98	01/02/2004	500,027,222

Greenwich Capital Markets	400,000,000	1.01	01/02/2004	400,022,444

J.P. Morgan Chase & Co.	400,000,000	1.01	01/02/2004	400,022,444

Morgan Stanley	100,000,000	0.90	01/02/2004	100,005,000

Morgan Stanley	220,000,000	0.99	01/02/2004	220,012,100

UBS LLC	248,400,000	0.97	01/02/2004	248,413,386

UBS LLC	380,000,000	0.98	01/02/2004	380,020,689

UBS LLC	500,000,000	1.00	01/02/2004	500,027,778

Westdeutsche Landesbank AG	300,000,000	1.02	01/02/2004	300,017,000

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$3,898,400,000			$3,898,615,397

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

7. ADDITIONAL TAX INFORMATION

The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows:

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Distributions paid from:
Ordinary income	$2,368,214	$6,085,363	$2,182,378	$375,231

The tax character of distributions paid during the fiscal year ended December 31, 2002 was as follows:

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Distributions paid from:
Ordinary income	$2,211,015	$4,782,565	$1,763,880	$—

As of December 31, 2003, the components of accumulated earnings (losses) on a tax basis were as follows:

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Undistributed ordinary income — net	$60,708	$105,004	$55,289	$—
Capital loss carryforward	(4,246,963)	(28,168,613)	(27,769,236)	(11,607,076)
Unrealized gains — net	4,236,347	14,108,917	10,700,814	3,752,019

Total accumulated earnings (losses) — net	$50,092	$(13,954,692)	$(17,013,133)	$(7,855,057)

Capital loss carryforward years of expiration	2009-2011	2009-2011	2009-2011	2009-2011

At December 31, 2003, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Tax Cost	$104,110,392	$273,059,126	$211,645,903	$109,665,506

Gross unrealized gain	4,487,764	14,677,163	10,798,207	3,752,019
Gross unrealized loss	(251,417)	(568,246)	(97,393)	—

Net unrealized security gain (loss)	$4,236,347	$14,108,917	$10,700,814	$3,752,019

The differences between book-basis and tax-basis unrealized gains (losses) are primarily attributable to wash sales and return of capital distributions from Underlying Fund investments.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)

December 31, 2003

8. CERTAIN RECLASSIFICATIONS

In order to present the capital accounts on a tax basis, certain reclassifications have been recorded to the Portfolios’ accounts. These reclassifications have no impact on the net asset value of the Portfolios. Reclassifications result primarily from the difference in the tax treatment of short term capital gain distributions received from Underlying Funds, distribution reclasses, and net operating losses.

			Accumulated
		Accumulated	Undistributed
	Paid-in	Net Realized	Net Investment
Portfolio	Capital	Loss	Income

Balanced Strategy	$—	$(111,433)	$111,433

Growth and Income Strategy	—	(1,364,964)	1,364,964

Growth Strategy	—	(585,875)	585,875

Aggressive Growth Strategy	(1,348)	(210,286)	211,634

9. CHANGE IN INDEPENDENT AUDITORS

On January 30, 2003, the Board of Trustees of the Trust, upon the recommendation of the Board’s audit committee, determined not to retain PricewaterhouseCoopers LLP and approved a change of the Portfolios’ independent auditors to Ernst & Young LLP. For the years ended December 31, 2002 and December 31, 2001, PricewaterhouseCoopers LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Portfolios and PricewaterhouseCoopers LLP on accounting principles or practices, financial statement disclosure or audit scope or procedures, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their reports.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Goldman Sachs Asset Allocation Portfolios — Tax Information (unaudited)

For the year ended December 31, 2003, 100%, 8.12%, 28.46%, and 10.82% of the dividends paid from net investment company taxable income by the Aggressive Growth Strategy, Balanced Strategy, Growth Strategy, and Growth and Income Strategy Portfolios, respectively, qualify for the dividends received deduction available to corporations.

For the year ended December 31, 2003, 100%, 48.88%, 71.42%, and 46.55% of the dividends paid from net investment company taxable income by the Aggressive Growth Strategy, Balanced Strategy, Growth Strategy, and Growth and Income Strategy Portfolios, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)

December 31, 2003

10. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended December 31, 2003 was as follows:

	Balanced Strategy Portfolio		Growth and Income Strategy Portfolio

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,587,021	$14,648,036	3,742,982	$34,038,353
Reinvestment of dividends and distributions	76,262	716,860	329,351	3,099,112
Shares repurchased	(1,049,380)	(9,860,615)	(3,461,509)	(30,845,441)

	613,903	5,504,281	610,824	6,292,024

Class B Shares
Shares sold	510,427	4,681,219	893,290	8,079,833
Reinvestment of dividends and distributions	34,689	325,235	127,890	1,206,822
Shares repurchased	(622,691)	(5,754,389)	(1,630,707)	(14,509,970)

	(77,575)	(747,935)	(609,527)	(5,223,315)

Class C Shares
Shares sold	669,273	6,170,502	1,757,159	15,849,809
Reinvestment of dividends and distributions	25,363	238,859	113,066	1,068,165
Shares repurchased	(427,469)	(3,964,453)	(1,434,838)	(12,743,982)

	267,167	2,444,908	435,387	4,173,992

Institutional Shares
Shares sold	736,828	6,855,385	591,291	5,757,135
Reinvestment of dividends and distributions	95,055	888,485	25,977	247,239
Shares repurchased	(1,023,803)	(9,741,825)	(194,903)	(1,816,709)

	(191,920)	(1,997,955)	422,365	4,187,665

Service Shares
Shares sold	16,168	148,830	25,761	223,245
Reinvestment of dividends and distributions	3,123	29,279	2,858	26,746
Shares repurchased	(20,722)	(192,242)	(22,601)	(202,573)

	(1,431)	(14,133)	6,018	47,418

NET INCREASE (DECREASE)	610,144	$5,189,166	865,067	$9,477,784

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

Shares	Dollars	Shares	Dollars

3,090,152	$26,379,921	1,632,217	$13,856,284
114,685	1,144,558	30,728	310,049
(3,568,687)	(30,156,385)	(1,717,213)	(14,665,317)

(363,850)	(2,631,906)	(54,268)	(498,984)

660,257	5,810,899	196,702	1,660,205
40,251	402,590	—	—
(1,248,165)	(10,671,257)	(531,858)	(4,304,187)

(547,657)	(4,457,768)	(335,156)	(2,643,982)

1,623,258	14,419,618	1,022,660	8,708,238
35,543	354,746	1,252	12,398
(1,381,103)	(11,773,389)	(737,313)	(6,255,440)

277,698	3,000,975	286,599	2,465,196

541,183	5,263,014	17,080	153,335
14,221	141,770	4,390	44,598
(144,866)	(1,239,254)	(63,612)	(528,186)

410,538	4,165,530	(42,142)	(330,253)

29,368	237,940	1,150	9,448
1,434	14,255	57	574
(3,967)	(30,661)	(4,908)	(45,689)

26,835	221,534	(3,701)	(35,667)

(196,436)	$298,365	(148,668)	$(1,043,690)

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
December 31, 2003

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended December 31, 2002 was as follows:

	Balanced Strategy Portfolio		Growth and Income Strategy Portfolio

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,065,393	$9,826,664	4,359,079	$38,894,579
Reinvestment of dividends and distributions	70,957	643,299	279,990	2,434,476
Shares repurchased	(1,755,903)	(16,247,949)	(5,210,254)	(46,299,354)

	(619,553)	(5,777,986)	(571,185)	(4,970,299)

Class B Shares
Shares sold	691,560	6,299,819	539,619	4,853,023
Reinvestment of dividends and distributions	38,458	348,193	116,396	1,010,894
Shares repurchased	(796,974)	(7,237,068)	(2,313,418)	(20,481,359)

	(66,956)	(589,056)	(1,657,403)	(14,617,442)

Class C Shares
Shares sold	372,739	3,410,634	1,273,192	11,288,848
Reinvestment of dividends and distributions	25,601	232,288	88,019	762,210
Shares repurchased	(645,418)	(5,921,203)	(1,777,896)	(15,754,475)

	(247,078)	(2,278,281)	(416,685)	(3,703,417)

Institutional Shares
Shares sold	2,747,830	25,623,159	525,617	4,657,248
Reinvestment of dividends and distributions	85,973	773,696	14,236	122,876
Shares repurchased	(557,226)	(5,036,724)	(1,816,939)	(17,081,413)

	2,276,577	21,360,131	(1,277,086)	(12,301,289)

Service Shares
Shares sold	82,423	730,632	43,168	365,595
Reinvestment of dividends and distributions	2,529	22,667	2,397	20,797
Shares repurchased	(6,292)	(57,116)	(55,379)	(481,747)

	78,660	696,183	(9,814)	(95,355)

NET INCREASE (DECREASE)	1,421,650	$13,410,991	(3,932,173)	$(35,687,802)

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

Shares	Dollars	Shares	Dollars

2,195,522	$18,657,679	1,669,688	$14,076,234
120,186	944,662	—	—
(3,245,670)	(27,789,321)	(1,848,151)	(16,219,944)

(929,962)	(8,186,980)	(178,463)	(2,143,710)

365,414	3,202,195	300,864	2,493,886
39,132	307,964	—	—
(2,081,877)	(18,022,579)	(796,529)	(6,617,186)

(1,677,331)	(14,512,420)	(495,665)	(4,123,300)

1,212,985	10,460,050	797,561	6,670,413
32,689	257,260	—	—
(1,825,189)	(15,833,487)	(856,639)	(7,316,116)

(579,515)	(5,116,177)	(59,078)	(645,703)

156,429	1,315,492	60,028	520,817
8,482	66,587	—	—
(506,910)	(4,386,750)	(331,999)	(2,733,812)

(341,999)	(3,004,671)	(271,971)	(2,212,995)

29,208	251,824	1,463	12,186
1,499	11,740	—	—
(25,576)	(217,456)	(1,715)	(14,547)

5,131	46,108	(252)	(2,361)

(3,523,676)	$(30,774,140)	(1,005,429)	$(9,128,069)

 GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of year	income		gain (loss)	operations	income	income	gains	distributions
FOR THE YEARS ENDED DECEMBER 31,

2003 - Class A Shares	$8.83	$0.23	(b)	$1.18	$1.41	$(0.24)	$—	$—	$(0.24)
2003 - Class B Shares	8.83	0.16	(b)	1.18	1.34	(0.17)	—	—	(0.17)
2003 - Class C Shares	8.84	0.16	(b)	1.18	1.34	(0.17)	—	—	(0.17)
2003 - Institutional Shares	8.83	0.26	(b)	1.18	1.44	(0.27)	—	—	(0.27)
2003 - Service Shares	8.84	0.22	(b)	1.18	1.40	(0.23)	—	—	(0.23)

2002 - Class A Shares	9.43	0.25	(b)	(0.60)	(0.35)	(0.25)	—	—	(0.25)
2002 - Class B Shares	9.43	0.18	(b)	(0.60)	(0.42)	(0.18)	—	—	(0.18)
2002 - Class C Shares	9.44	0.18	(b)	(0.60)	(0.42)	(0.18)	—	—	(0.18)
2002 - Institutional Shares	9.43	0.29	(b)	(0.60)	(0.31)	(0.29)	—	—	(0.29)
2002 - Service Shares	9.44	0.25	(b)	(0.61)	(0.36)	(0.24)	—	—	(0.24)

2001 - Class A Shares	10.16	0.30	(b)	(0.58)	(0.28)	(0.31)	—	(0.14)	(0.45)
2001 - Class B Shares	10.16	0.23	(b)	(0.59)	(0.36)	(0.23)	—	(0.14)	(0.37)
2001 - Class C Shares	10.17	0.23	(b)	(0.59)	(0.36)	(0.23)	—	(0.14)	(0.37)
2001 - Institutional Shares	10.16	0.36	(b)	(0.60)	(0.24)	(0.35)	—	(0.14)	(0.49)
2001 - Service Shares	10.17	0.29	(b)	(0.58)	(0.29)	(0.30)	—	(0.14)	(0.44)

2000 - Class A Shares	10.99	0.48	(b)	(0.54)	(0.06)	(0.50)	(0.01)	(0.26)	(0.77)
2000 - Class B Shares	10.98	0.39	(b)	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - Class C Shares	10.99	0.39	(b)	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - Institutional Shares	10.99	0.53	(b)	(0.55)	(0.02)	(0.54)	(0.01)	(0.26)	(0.81)
2000 - Service Shares	10.99	0.61	(b)	(0.68)	(0.07)	(0.48)	(0.01)	(0.26)	(0.75)

1999 - Class A Shares	10.31	0.34		0.73	1.07	(0.34)	(0.05)	—	(0.39)

1999 - Class B Shares	10.31	0.26		0.72	0.98	(0.26)	(0.05)	—	(0.31)

1999 - Class C Shares	10.32	0.27		0.71	0.98	(0.27)	(0.04)	—	(0.31)

1999 - Institutional Shares	10.32	0.37		0.74	1.11	(0.37)	(0.07)	—	(0.44)

1999 - Service Shares	10.31	0.33		0.73	1.06	(0.33)	(0.05)	—	(0.38)

(a)	Assumes investment at the net asset value at the end of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Expense ratios exclude expenses of the Underlying Funds.

32     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
		Net assets	Ratio of	net investment	Ratio of	net investment
Net asset		at end of	net expenses	income to	expenses to	income to	Portfolio
value, end	Total	year	to average	average	average	average	turnover
of year	return(a)	(in 000s)	net assets(c)	net assets	net assets(c)	net assets	rate

$10.00	16.13%	$33,379	0.60%	2.52%	1.03%	2.09%	41%

10.00	15.26	23,620	1.35	1.72	1.78	1.29	41

10.01	15.28	17,540	1.35	1.76	1.78	1.33	41

10.00	16.57	30,676	0.20	2.84	0.63	2.41	41

10.01	15.98	1,724	0.70	2.38	1.13	1.95	41

8.83	(3.76)	24,057	0.60	2.72	1.10	2.22	40

8.83	(4.48)	21,543	1.35	1.98	1.85	1.48	40

8.84	(4.50)	13,129	1.35	1.97	1.85	1.47	40

8.83	(3.35)	28,778	0.20	3.19	0.70	2.69	40

8.84	(3.84)	1,535	0.70	2.77	1.20	2.27	40

9.43	(2.62)	31,539	0.59	3.09	1.05	2.63	51

9.43	(3.37)	23,643	1.34	2.34	1.80	1.88	51

9.44	(3.38)	16,354	1.34	2.34	1.80	1.88	51

9.43	(2.21)	9,278	0.19	3.74	0.65	3.28	51

9.44	(3.28)	897	0.69	2.99	1.15	2.53	51

10.16	(0.66)	34,056	0.59	4.45	1.09	3.95	23

10.16	(1.33)	27,326	1.34	3.60	1.84	3.10	23

10.17	(1.31)	19,567	1.34	3.59	1.84	3.09	23

10.16	(0.25)	1,924	0.19	4.94	0.69	4.44	23

10.17	(0.11)	805	0.69	5.70	1.19	5.20	23

10.99	10.58	39,774	0.59	3.17	1.05	2.71	51

10.98	9.66	32,932	1.34	2.42	1.80	1.96	51

10.99	9.63	23,354	1.34	2.40	1.80	1.94	51

10.99	10.92	1,753	0.19	3.93	0.65	3.47	51

10.99	10.47	419	0.69	3.04	1.15	2.58	51

 GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of year	income		gain (loss)	operations	income	income	gains	distributions
FOR THE YEARS ENDED DECEMBER 31,

2003 - Class A Shares	$8.39	$0.21	(b)	$1.83	$2.04	$(0.26)	$—	$—	$(0.26)
2003 - Class B Shares	8.38	0.14	(b)	1.82	1.96	(0.19)	—	—	(0.19)
2003 - Class C Shares	8.37	0.14	(b)	1.82	1.96	(0.19)	—	—	(0.19)
2003 - Institutional Shares	8.40	0.27	(b)	1.81	2.08	(0.29)	—	—	(0.29)
2003 - Service Shares	8.37	0.20	(b)	1.83	2.03	(0.25)	—	—	(0.25)

2002 - Class A Shares	9.38	0.19	(b)	(0.98)	(0.79)	(0.20)	—	—	(0.20)
2002 - Class B Shares	9.36	0.12	(b)	(0.96)	(0.84)	(0.14)	—	—	(0.14)
2002 - Class C Shares	9.36	0.12	(b)	(0.97)	(0.85)	(0.14)	—	—	(0.14)
2002 - Institutional Shares	9.39	0.21	(b)	(0.96)	(0.75)	(0.24)	—	—	(0.24)
2002 - Service Shares	9.36	0.18	(b)	(0.98)	(0.80)	(0.19)	—	—	(0.19)

2001 - Class A Shares	10.64	0.21	(b)	(0.98)	(0.77)	(0.22)	—	(0.27)	(0.49)
2001 - Class B Shares	10.62	0.14	(b)	(0.99)	(0.85)	(0.14)	—	(0.27)	(0.41)
2001 - Class C Shares	10.61	0.14	(b)	(0.98)	(0.84)	(0.14)	—	(0.27)	(0.41)
2001 - Institutional Shares	10.66	0.25	(b)	(0.99)	(0.74)	(0.26)	—	(0.27)	(0.53)
2001 - Service Shares	10.62	0.20	(b)	(0.98)	(0.78)	(0.21)	—	(0.27)	(0.48)

2000 - Class A Shares	11.71	0.38	(b)	(0.92)	(0.54)	(0.41)	(0.05)	(0.07)	(0.53)
2000 - Class B Shares	11.69	0.29	(b)	(0.92)	(0.63)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - Class C Shares	11.69	0.29	(b)	(0.93)	(0.64)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - Institutional Shares	11.71	0.44	(b)	(0.91)	(0.47)	(0.45)	(0.06)	(0.07)	(0.58)
2000 - Service Shares	11.69	0.37	(b)	(0.92)	(0.55)	(0.40)	(0.05)	(0.07)	(0.52)

1999 - Class A Shares	10.38	0.22		1.40	1.62	(0.22)	(0.06)	(0.01)	(0.29)

1999 - Class B Shares	10.36	0.14		1.40	1.54	(0.14)	(0.06)	(0.01)	(0.21)

1999 - Class C Shares	10.36	0.14		1.40	1.54	(0.14)	(0.06)	(0.01)	(0.21)

1999 - Institutional Shares	10.39	0.27		1.39	1.66	(0.27)	(0.06)	(0.01)	(0.34)

1999 - Service Shares	10.37	0.20		1.40	1.60	(0.20)	(0.07)	(0.01)	(0.28)

(a)	Assumes investment at the net asset value at the end of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Expense ratios exclude expenses of the Underlying Funds.

34     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
		Net assets	Ratio of	net investment	Ratio of	net investment
Net asset		at end of	net expenses	income to	expenses to	income to	Portfolio
value, end	Total	year	to average	average	average	average	turnover
of year	return(a)	(in 000s)	net assets(c)	net assets	net assets(c)	net assets	rate

$10.17	24.55%	$134,430	0.60%	2.33%	0.89%	2.04%	38%

10.15	23.53	73,619	1.35	1.54	1.64	1.25	38

10.14	23.60	65,853	1.35	1.58	1.64	1.29	38

10.19	25.12	10,938	0.20	3.01	0.49	2.72	38

10.15	24.49	1,985	0.70	2.21	0.99	1.92	38

8.39	(8.44)	105,812	0.60	2.15	0.90	1.85	31

8.38	(9.07)	65,864	1.35	1.35	1.65	1.05	31

8.37	(9.16)	50,722	1.35	1.40	1.65	1.10	31

8.40	(8.08)	5,476	0.20	2.36	0.50	2.06	31

8.37	(8.56)	1,587	0.70	2.08	1.00	1.78	31

9.38	(7.27)	123,586	0.59	2.11	0.85	1.85	42

9.36	(8.01)	89,089	1.34	1.36	1.60	1.10	42

9.36	(7.92)	60,569	1.34	1.36	1.60	1.10	42

9.39	(6.95)	18,107	0.19	2.52	0.45	2.26	42

9.36	(7.35)	1,866	0.69	2.05	0.95	1.79	42

10.64	(4.54)	158,430	0.59	3.35	0.87	3.07	20

10.62	(5.28)	116,542	1.34	2.57	1.62	2.29	20

10.61	(5.36)	78,144	1.34	2.57	1.62	2.29	20

10.66	(3.99)	18,763	0.19	3.87	0.47	3.59	20

10.62	(4.63)	1,570	0.69	3.26	0.97	2.98	20

11.71	15.79	195,153	0.59	2.00	0.85	1.74	49

11.69	14.95	143,686	1.34	1.24	1.60	0.98	49

11.69	14.94	95,523	1.34	1.23	1.60	0.97	49

11.71	16.14	29,200	0.19	2.53	0.45	2.27	49

11.69	15.60	1,856	0.69	1.91	0.95	1.65	49

 GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of year	income		gain (loss)	operations	income	income	gains	distributions
FOR THE YEARS ENDED DECEMBER 31,

2003 - Class A Shares	$7.91	$0.11	(b)	$2.34	$2.45	$(0.14)	$—	$—	$(0.14)
2003 - Class B Shares	7.93	0.05	(b)	2.32	2.37	(0.07)	—	—	(0.07)
2003 - Class C Shares	7.92	0.05	(b)	2.31	2.36	(0.07)	—	—	(0.07)
2003 - Institutional Shares	7.91	0.17	(b)	2.30	2.47	(0.17)	—	—	(0.17)
2003 - Service Shares	7.88	0.11	(b)	2.32	2.43	(0.13)	—	—	(0.13)

2002 - Class A Shares	9.30	0.11	(b)	(1.38)	(1.27)	(0.12)	—	—	(0.12)
2002 - Class B Shares	9.29	0.04	(b)	(1.35)	(1.31)	(0.05)	—	—	(0.05)
2002 - Class C Shares	9.30	0.04	(b)	(1.37)	(1.33)	(0.05)	—	—	(0.05)
2002 - Institutional Shares	9.30	0.13	(b)	(1.36)	(1.23)	(0.16)	—	—	(0.16)
2002 - Service Shares	9.27	0.10	(b)	(1.37)	(1.27)	(0.12)	—	—	(0.12)

2001 - Class A Shares	10.88	0.11	(b)	(1.32)	(1.21)	(0.13)	—	(0.24)	(0.37)
2001 - Class B Shares	10.86	0.03	(b)	(1.31)	(1.28)	(0.05)	—	(0.24)	(0.29)
2001 - Class C Shares	10.87	0.03	(b)	(1.31)	(1.28)	(0.05)	—	(0.24)	(0.29)
2001 - Institutional Shares	10.87	0.16	(b)	(1.32)	(1.16)	(0.17)	—	(0.24)	(0.41)
2001 - Service Shares	10.86	0.10	(b)	(1.33)	(1.23)	(0.12)	—	(0.24)	(0.36)

2000 - Class A Shares	12.24	0.22	(b)	(1.28)	(1.06)	(0.22)	(0.08)	—	(0.30)
2000 - Class B Shares	12.21	0.13	(b)	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - Class C Shares	12.22	0.13	(b)	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - Institutional Shares	12.23	0.25	(b)	(1.26)	(1.01)	(0.25)	(0.10)	—	(0.35)
2000 - Service Shares	12.22	0.23	(b)	(1.29)	(1.06)	(0.22)	(0.08)	—	(0.30)

1999 - Class A Shares	10.29	0.11		2.03	2.14	(0.11)	(0.08)	—	(0.19)

1999 - Class B Shares	10.28	0.02		2.02	2.04	(0.02)	(0.09)	—	(0.11)

1999 - Class C Shares	10.28	0.02		2.03	2.05	(0.02)	(0.09)	—	(0.11)

1999 - Institutional Shares	10.29	0.13		2.05	2.18	(0.13)	(0.11)	—	(0.24)

1999 - Service Shares	10.29	0.09		2.03	2.12	(0.09)	(0.10)	—	(0.19)

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Expense ratios exclude expenses of the Underlying Funds.

36     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
		Net assets	Ratio of	net investment	Ratio of	net investment
Net asset		at end of	net expenses	income to	expenses to	income (loss) to	Portfolio
value, end	Total	year	to average	average	average	average	turnover
of year	return(a)	(in 000s)	net assets(c)	net assets	net assets(c)	net assets	rate

$10.22	30.96%	$89,342	0.60%	1.29%	0.92%	0.97%	46%

10.23	29.87	67,025	1.35	0.53	1.67	0.21	46

10.21	29.88	55,151	1.35	0.57	1.67	0.25	46

10.21	31.30	8,747	0.20	1.92	0.52	1.60	46

10.18	30.85	1,358	0.70	1.21	1.02	0.89	46

7.91	(13.64)	72,060	0.60	1.25	0.93	0.92	23

7.93	(14.13)	56,279	1.35	0.47	1.68	0.14	23

7.92	(14.26)	40,571	1.35	0.49	1.68	0.16	23

7.91	(13.25)	3,525	0.20	1.52	0.53	1.19	23

7.88	(13.70)	840	0.70	1.20	1.03	0.87	23

9.30	(11.03)	93,313	0.59	1.09	0.88	0.80	40

9.29	(11.72)	81,563	1.34	0.34	1.63	0.05	40

9.30	(11.69)	53,001	1.34	0.34	1.63	0.05	40

9.30	(10.55)	7,324	0.19	1.65	0.48	1.36	40

9.27	(11.16)	940	0.69	1.01	0.98	0.72	40

10.88	(8.68)	117,857	0.59	1.83	0.89	1.53	23

10.86	(9.39)	106,080	1.34	1.08	1.64	0.78	23

10.87	(9.36)	65,681	1.34	1.11	1.64	0.81	23

10.87	(8.28)	4,234	0.19	2.10	0.49	1.80	23

10.86	(8.67)	692	0.69	1.95	0.99	1.65	23

12.24	20.85	130,322	0.59	0.90	0.87	0.62	50

12.21	19.87	121,937	1.34	0.17	1.62	(0.11)	50

12.22	19.96	70,127	1.34	0.16	1.62	(0.12)	50

12.23	21.24	5,891	0.19	1.40	0.47	1.12	50

12.22	20.62	735	0.69	0.87	0.97	0.59	50

 GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset	Net					In excess
	value at	investment		Net realized	Total from	From net	of net	From net
	beginning	income		and unrealized	investment	investment	investment	realized	Total
	of year	(loss)		gain (loss)	operations	income	income	gains	distributions
FOR THE YEARS ENDED DECEMBER 31,

2003 - Class A Shares	$7.72	$0.04	(b)	$2.66	$2.70	$(0.06)	$—	$—	$(0.06)
2003 - Class B Shares	7.59	(0.02	) (b)	2.61	2.59	—	—	—	—
2003 - Class C Shares	7.59	(0.02	) (b)	2.60	2.58	— (d)	—	—	— (d)
2003 - Institutional Shares	7.77	0.08	(b)	2.68	2.76	(0.10)	—	—	(0.10)
2003 - Service Shares	7.68	0.03	(b)	2.65	2.68	(0.04)	—	—	(0.04)

2002 - Class A Shares	9.25	0.02	(b)	(1.55)	(1.53)	—	—	—	—
2002 - Class B Shares	9.17	(0.05	) (b)	(1.53)	(1.58)	—	—	—	—
2002 - Class C Shares	9.16	(0.05	) (b)	(1.52)	(1.57)	—	—	—	—
2002 - Institutional Shares	9.27	0.04	(b)	(1.54)	(1.50)	—	—	—	—
2002 - Service Shares	9.21	0.01	(b)	(1.54)	(1.53)	—	—	—	—

2001 - Class A Shares	10.71	(0.01	) (b)	(1.45)	(1.46)	—	—	—	—
2001 - Class B Shares	10.70	(0.08	) (b)	(1.45)	(1.53)	—	—	—	—
2001 - Class C Shares	10.69	(0.08	) (b)	(1.45)	(1.53)	—	—	—	—
2001 - Institutional Shares	10.70	0.02	(b)	(1.45)	(1.43)	—	—	—	—
2001 - Service Shares	10.68	(0.02	) (b)	(1.45)	(1.47)	—	—	—	—

2000 - Class A Shares	12.61	0.03	(b)	(1.49)	(1.46)	—	(0.15)	(0.29)	(0.44)
2000 - Class B Shares	12.57	(0.06	) (b)	(1.47)	(1.53)	—	(0.05)	(0.29)	(0.34)
2000 - Class C Shares	12.57	(0.05	) (b)	(1.47)	(1.52)	—	(0.07)	(0.29)	(0.36)
2000 - Institutional Shares	12.60	0.10	(b)	(1.51)	(1.41)	—	(0.20)	(0.29)	(0.49)
2000 - Service Shares	12.59	0.04	(b)	(1.51)	(1.47)	—	(0.15)	(0.29)	(0.44)

1999 - Class A Shares	10.16	0.02		2.56	2.58	(0.02)	(0.11)	—	(0.13)

1999 - Class B Shares	10.14	(0.07)		2.54	2.47	—	(0.04)	—	(0.04)

1999 - Class C Shares	10.15	(0.06)		2.53	2.47	—	(0.05)	—	(0.05)

1999 - Institutional Shares	10.16	0.06		2.55	2.61	(0.06)	(0.11)	—	(0.17)

1999 - Service Shares	10.15	—		2.55	2.55	—	(0.11)	—	(0.11)

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Amount is less than $.005 per share

38     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
		Net assets	Ratio of	net investment	Ratio of	net investment
Net asset		at end of	net expenses	income (loss) to	expenses to	income (loss) to	Portfolio
value, end	Total	year	to average	average	average	average	turnover
of year	return(a)	(in 000s)	net assets(c)	net assets	net assets(c)	net assets	rate

$10.36	35.02%	$52,088	0.60%	0.50%	1.03%	0.07%	36%

10.18	34.12	24,879	1.35	(0.27)	1.78	(0.70)	36

10.17	34.05	30,706	1.35	(0.22)	1.78	(0.65)	36

10.43	35.51	4,881	0.20	0.88	0.63	0.45	36

10.32	34.97	130	0.70	0.30	1.13	(0.13)	36

7.72	(16.54)	39,214	0.60	0.22	1.06	(0.24)	27

7.59	(17.23)	21,105	1.35	(0.58)	1.81	(1.04)	27

7.59	(17.14)	20,740	1.35	(0.54)	1.81	(1.00)	27

7.77	(16.18)	3,961	0.20	0.48	0.66	0.02	27

7.68	(16.61)	125	0.70	0.11	1.16	(0.35)	27

9.25	(13.63)	48,639	0.59	(0.11)	0.97	(0.49)	43

9.17	(14.30)	30,013	1.34	(0.87)	1.72	(1.25)	43

9.16	(14.31)	25,571	1.34	(0.86)	1.72	(1.24)	43

9.27	(13.36)	7,248	0.19	0.25	0.57	(0.13)	43

9.21	(13.76)	153	0.69	(0.20)	1.07	(0.58)	43

10.71	(11.47)	53,480	0.59	0.28	0.99	(0.12)	19

10.70	(12.07)	39,885	1.34	(0.49)	1.74	(0.89)	19

10.69	(12.00)	32,695	1.34	(0.42)	1.74	(0.82)	19

10.70	(11.07)	6,011	0.19	0.84	0.59	0.44	19

10.68	(11.55)	146	0.69	0.30	1.09	(0.10)	19

12.61	25.39	58,387	0.59	0.12	1.00	(0.29)	47

12.57	24.41	47,462	1.34	(0.63)	1.75	(1.04)	47

12.57	24.35	28,573	1.34	(0.61)	1.75	(1.02)	47

12.60	25.74	3,570	0.19	0.66	0.60	0.25	47

12.59	25.17	137	0.69	0.00	1.10	(0.41)	47

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Trustees

Goldman Sachs Trust

We have audited the accompanying statements of assets and liabilities of Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Aggressive Growth Strategy Portfolio (four of the funds comprising the Goldman Sachs Trust) (the “Funds”), including the statements of investments, as of December 31, 2003, the related statements of operations, the statements of changes in net assets and the financial highlights for the year ended December 31, 2003. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended December 31, 2002 and the financial highlights for each of the years ended December 31, 2000, 2001 and 2002 were audited by other auditors whose report, dated February 11, 2003 expressed an unqualified opinion on those statements and financial highlights. The financial highlights for the year ended December 31, 1999 were audited by other auditors who have ceased operations and whose report, dated February 16, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights, audited by us, referred to above present fairly, in all material respects, the financial position of Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Aggressive Growth Strategy Portfolio at December 31, 2003, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

New York, New York

February 10, 2004

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
				Portfolios in
		Term of		Fund
		Office and		Complex
	Position(s) Held	Length of	Principal Occupation(s)	Overseen by
Name, Address and Age[1]	with the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Other Directorships Held by Trustee[5]

Ashok N. Bakhru Age: 61	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998-Present); Executive Vice President – Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992-Present); Trustee, Citizens Scholarship Foundation of America (1998-Present); Director, Private Equity Investors – III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-Present).	64	None

			Chairman of the Board and Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

John P. Coblentz, Jr. Age: 62	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003). Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).	64	None
Patrick T. Harker Age: 45	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000).	64	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

				Number of
				Portfolios in
		Term of		Fund
		Office and		Complex
	Position(s) Held	Length of	Principal Occupation(s)	Overseen by
Name, Address and Age[1]	with the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Other Directorships Held by Trustee[5]

Mary P. McPherson Age: 68	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977-Present); Director, Philadelphia Contributionship (insurance) (1985-Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (1997-Present).	64	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Wilma J. Smelcer Age: 54	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001-Present).	64	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Richard P. Strubel Age: 64	Trustee	Since 1987	President, COO and Director Unext, Inc. (provider of educational services via the internet) (1999-Present); Director, Cantilever Technologies, Inc. (a private software company) (1999-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999).	64	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Interested Trustees

*Gary D. Black Age: 43	Trustee	Since 2002	Managing Director, Goldman Sachs (June 2001-Present); Executive Vice President, AllianceBernstein (investment adviser) (October 2000-June 2001); Managing Director, Global Institutional Investment Management, Sanford Bernstein (investment adviser) (January 1999- October 2000); and Senior Research Analyst Sanford Bernstein (investment adviser) (February 1992- December 1998).	64	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

				Number of
				Portfolios in
		Term of		Fund
		Office and		Complex
	Position(s) Held	Length of	Principal Occupation(s)	Overseen by
Name, Address and Age[1]	with the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Other Directorships Held by Trustee[5]

*James A. McNamara Age: 41	Trustee & Vice President	Since 2002	Managing Director, Goldman Sachs (December 1998- Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).	64	None

		Since 2001	Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

*Alan A. Shuch Age: 54	Trustee	Since 1990	Advisory Director – GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999).	64	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

*Kaysie P. Uniacke Age: 43	Trustee & President	Since 2001	Managing Director, GSAM (1997-Present).	64	None

			Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

		Since 2002	President – Goldman Sachs Mutual Fund Complex (2002-Present) (registered investment companies).

			Assistant Secretary – Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.

[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.

[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.

[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of August 31, 2003, the Trust consisted of 58 portfolios, including the Funds described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.

[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Age And Address	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 43	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present).

Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary – Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 39	Treasurer	Since 1997	Managing Director, Goldman Sachs (December 2003-Present) Vice President, Goldman Sachs (July 1995-December 2003). Treasurer – Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 43	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999).

Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 32 Old Slip New York, NY 10005 Age: 41	Vice President & Trustee	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998- December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).
		Since 2002	Vice President – Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee – Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 38	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary – Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, **Goldman Sachs Asset Management, L.P.** and other units of the **Investment Management Division** of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $375.7 billion in assets under management as of December 31, 2003 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

THE GOLDMAN SACHS ADVANTAGE

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.


INTERNATIONAL EQUITY
DOMESTIC EQUITY
FIXED INCOME
MONEY MARKET
Higher Risk/Return
Lower Risk/Return
ASSET ALLOCATION PORTFOLIOS
SPECIALTY

International Equity Funds
- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds
- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund

Specialty Funds
- Internet Tollkeeper Fund℠
- CORE℠ Tax-Managed Equity Fund
- Real Estate Securities Fund

Asset Allocation Funds
- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds
- Emerging Markets Debt Fund
- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Investment Grade Credit Fund
- Core Fixed Income Fund
- U.S. Mortgages Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund
- Enhanced Income Fund

Money Market Funds[1]

[1] An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Goldman Sachs Research Select Fund℠, Internet Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005 T R U S T E E S O F F I C E R S Ashok N. Bakhru, Chairman Kaysie P. Uniacke, President Gary D. Black James A. Fitzpatrick, Vice President John P. Coblentz, Jr. James A. McNamara, Vice President Patrick T. Harker John M. Perlowski, Treasurer James A. McNamara Howard B. Surloff, Secretary Mary Patterson McPherson Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke G O L D M A N , S AC H S & CO. G O L D M A N S AC H S A S S E T M A N AG E M E N T I N T E R N AT I O N A L Distributor and Transfer Agent Christchurch Court G O L D M A N S AC H S A S S E T M A N AG E M E N T, L . P. 10-15 Newgate Street Investment Adviser London, England EC1A 7HD Visit our internet address: www.gs.com/funds The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money. The Goldman Sachs Balanced Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the price fluctuations of government securities in response to interest rates, the volatility of investments in the stock market, and the currency and political risks of non-U.S. securities. The Goldman Sachs Growth and Income Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the price fluctuations of fixed income securities in response to interest rates, the credit risk and volatility of high yield bonds, and the volatility of non-U.S. stocks and bonds and U.S. stocks. The Goldman Sachs Growth Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the volatility of U.S. and non-U.S. equity investments, the political and currency risks of non-U.S. securities, and the credit risks and volatility of high yield bonds. The Goldman Sachs Aggressive Growth Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the volatility of U.S. and non-U.S. equity investments and the political and currency risks of non-U.S. securities, which are particularly significant regarding equities of issuers located in emerging countries. CORESM is a service mark of Goldman, Sachs & Co. Goldman, Sachs & Co. is the distributor of the Funds. Copyright 2004 Goldman, Sachs & Co. All rights reserved. Date of first use: February 29, 2004 04-194 / AAAR / 28K / 02-04

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). The Code of Ethics is attached hereto as Exhibit 10(a)(1).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item 4 — Principal Accountant Fees and Services for the Goldman Sachs Trust: The accountant fees below reflect the aggregate fees paid by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates
Table 1 – Items 4(a) -4(d)

	2003	2002	Description of Services Rendered
Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$628,650	$503,700	Financial statement audits

• Ernst & Young LLP (“E&Y”)	$316,000	$188,000	Financial statement audits

Audit-Related Fees

• PwC	$128,500	$128,500	Other attest services

• E&Y	$0	$0

Tax Fees

• PwC	$175,900	$171,300	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns

• E&Y	$75,650	$57,800	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns
All Other Fees	$0	$0

Items 4(b)(c) & (d) Table 2. Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Goldman Sachs Trust’s Audit Committee pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X

	2003	2002	Description of Services Rendered
Audit-Related Fees

• PwC	$524,000	N/A	Internal control review performed in accordance with Statement on Auditing Standards No. 70.

• E&Y	$0	N/A

Tax Fees

• PwC	$0	N/A

• E&Y	$0	N/A

All Other Fees

• PwC	$0	N/A

• E&Y	$6,000	N/A	Represents access to an on-line accounting reference tool for certain employees of the Trust’s distributor.

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by the Trust’s audit committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the Goldman Sachs Trust’s service affiliates listed in Table 2 were approved by the Trust’s audit committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Items 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to the Goldman Sachs Trust by PricewaterhouseCoopers LLP for the 12 months ended November 28, 2003 and November 29, 2002 were approximately $304,400 and $299,800, respectively. The aggregate non-audit fees billed to the Goldman Sachs Trust’s adviser and service affiliates by PricewaterhouseCoopers LLP for non-audit services for the twelve months ended November 28, 2003 and November 29, 2002 were approximately $5.5 million and $8.4 million, respectively. The 2003 amount includes fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to the Goldman Sachs Trust’s operations or financial reporting.

The aggregate non-audit fees billed to the Goldman Sachs Trust by Ernst & Young LLP for the 12 months ended December 31, 2003 and December 31, 2002 were approximately $75,650 and $57,800, respectively. The aggregate non-audit fees billed to the Goldman Sachs Trust’s adviser and service affiliates by Ernst & Young LLP for non-audit services for the twelve months ended December 31, 2003 and December 31, 2002 were approximately $30.9 million and $15.4 million, respectively. The 2003 amount includes fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to the Goldman Sachs Trust’s operations or financial reporting.

Items 4(h) — The Goldman Sachs Trust’s audit committee has considered whether the provision of non-audit services to the Goldman Sachs Trust’s investment advisor and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS Not Applicable to annual reports for the year ended December 31, 2003

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers filed herewith.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	March 5, 2004

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	March 5, 2004